Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005479
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.08%)	5.03%	3.40%
Without Sales Load [Member] | C000005480
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.29%)	4.76%	3.14%
Without Sales Load [Member] | C000166334
Average Annual Return [Line Items]
Average Annual Return, Percent	0.21%	5.28%	3.60%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.77%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.77%
FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.77%